Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2019 and 2018, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$1,421,716	$—	$1,421,716
U.S. states, territories and municipalities	—	13,807	143,427	157,234
Non-U.S. sovereign government, supranational and government related	—	3,255,154	—	3,255,154
Corporate bonds	—	2,643,402	18,687	2,662,089
Asset-backed securities	—	—	18,228	18,228
Residential mortgage-backed securities	—	3,166,290	—	3,166,290
Other mortgage-backed securities	—	3	—	3
Fixed maturities	$—	$10,500,372	$180,342	$10,680,714
Short-term investments	$—	$1,003,421	$—	$1,003,421
Equities
Finance	$31,315	$2	$126	$31,443
Consumer cyclical	20,117	—	—	20,117
Insurance	5,284	273	9,403	14,960
Consumer noncyclical	13,126	—	—	13,126
Basic materials	5,295	—	—	5,295
Industrials	4,042	—	—	4,042
Technology	3,027	—	—	3,027
Real estate	—	—	2,385	2,385
Communications	922	—	—	922
Mutual funds	—	—	1,199,847	1,199,847
Equities	$83,128	$275	$1,211,761	$1,295,164
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$4,363	$—	$4,363
Total return swaps	—	—	1,448	1,448
Insurance-linked securities	—	—	2,728	2,728
Foreign currency option contracts	—	266	—	266
Other
Corporate loans (1)	—	—	1,879,105	1,879,105
Notes and loans receivable and notes securitization	—	—	3,085	3,085
Private equities	—	—	533,744	533,744
Derivative liabilities
Foreign exchange forward contracts	—	(5,643)	—	(5,643)
Total return swaps	—	—	(2,962)	(2,962)
Interest rate swaps	—	(12,378)	—	(12,378)
Insurance-linked securities	—	—	(3,871)	(3,871)
Other invested assets	$—	$(13,392)	$2,413,277	$2,399,885
Total	$83,128	$11,490,676	$3,805,380	$15,379,184

(1)
Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.4 billion and $0.4 billion at December 31, 2019 and 2018, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.5 billion of other privately issued corporate loans at December 31, 2019.

December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,345,008	$—	$2,345,008
U.S. states, territories and municipalities	—	13,695	120,898	134,593
Non-U.S. sovereign government, supranational and government related	—	2,158,642	—	2,158,642
Corporate bonds	—	5,590,208	21,470	5,611,678
Asset-backed securities	—	41,087	17,596	58,683
Residential mortgage-backed securities	—	2,331,230	—	2,331,230
Other mortgage-backed securities	—	11	—	11
Fixed maturities	$—	$12,479,881	$159,964	$12,639,845
Short-term investments (1)	$—	$493,726	$—	$493,726
Equities
Finance	$11,307	$1	$13,710	$25,018
Technology	5,492	—	12,256	17,748
Consumer noncyclical	13,334	—	—	13,334
Consumer cyclical	6,435	—	—	6,435
Industrials	4,797	—	—	4,797
Insurance	1,771	1,189	—	2,960
Communications	1,451	—	—	1,451
Other	799	—	—	799
Mutual funds	—	—	621,759	621,759
Equities	$45,386	$1,190	$647,725	$694,301
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$17,820	$—	$17,820
Insurance-linked securities	—	—	2,824	2,824
Total return swaps	—	—	1,697	1,697
Interest rate swaps	—	10	—	10
Other
Corporate loans	—	—	401,702	401,702
Notes and loans receivable and notes securitization	—	—	6,507	6,507
Private equities	—	—	372,710	372,710
Derivative liabilities
Foreign exchange forward contracts	—	(3,673)	—	(3,673)
Total return swaps	—	—	(3,232)	(3,232)
Interest rate swaps	—	(9,194)	—	(9,194)
Insurance-linked securities	—	—	(2,568)	(2,568)
Other invested assets	$—	$4,963	$779,640	$784,603
Total	$45,386	$12,979,760	$1,587,329	$14,612,475

(1)
Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2019 and 2018, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2019	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases	Settlements and sales (1)	Net transfers (out of) into Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$120,898	$12,959	$10,455	$(885)	$—	$143,427	$12,951
Asset-backed securities	17,596	1,274	—	(642)	—	18,228	1,274
Corporate	21,470	157	—	(2,940)	—	18,687	157
Fixed maturities	$159,964	$14,390	$10,455	$(4,467)	$—	$180,342	$14,382
Equities
Finance	$13,710	$100	$—	$—	$(13,684)	$126	$(3)
Technology	12,256	(1,538)	—	(10,718)	—	—	—
Mutual funds	621,759	388,024	206,685	(16,621)	—	1,199,847	385,317
Insurance	—	7,514	1,889	—	—	9,403	7,514
Real estate	—	—	2,385	—	—	2,385	—
Equities	$647,725	$394,100	$210,959	$(27,339)	$(13,684)	$1,211,761	$392,828
Other invested assets
Derivatives, net	$(1,279)	$115	$(2,000)	$507	$—	$(2,657)	$(111)
Corporate loans	401,702	9,237	1,828,802	(360,636)	—	1,879,105	9,940
Notes and loan receivables and notes securitization	6,507	(717)	—	(2,705)	—	3,085	139
Private equities	372,710	49,759	132,256	(20,981)	—	533,744	37,159
Other invested assets	$779,640	$58,394	$1,959,058	$(383,815)	$—	$2,413,277	$47,127
Total	$1,587,329	$466,884	$2,180,472	$(415,621)	$(13,684)	$3,805,380	$454,337

(1)
Settlements and sales of Equities and Other invested assets included sales of $27 million and $289 million, respectively. Sales of Other invested assets of $289 million included sales of corporate loans of $270 million, notes and loan receivables and notes securitization of $2 million, and private equities of $17 million.

For the year ended December 31, 2018	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$128,806	$(4,417)	$—	$(3,491)	$—	$120,898	$(4,320)
Asset-backed securities	20,738	(2,552)	—	(590)	—	17,596	(2,552)
Corporate	—	(139)	—	(3,745)	25,354	21,470	(139)
Fixed maturities	$149,544	$(7,108)	$—	$(7,826)	$25,354	$159,964	$(7,011)
Equities
Finance	$21,926	$5,065	$—	$(13,281)	$—	$13,710	$(3,544)
Technology	10,961	1,295	—	—	—	12,256	1,295
Mutual funds	558,736	10,996	55,027	(3,000)	—	621,759	10,996
Equities	$591,623	$17,356	$55,027	$(16,281)	$—	$647,725	$8,747
Other invested assets
Derivatives, net	$11,221	$5,038	$(1,623)	$(15,915)	$—	$(1,279)	$372
Corporate loans	205,331	(21,522)	367,975	(150,082)	—	401,702	(20,823)
Notes and loan receivables and notes securitization	108,563	(4,054)	—	(98,002)	—	6,507	(3,884)
Private equities	331,932	(12,422)	55,114	(32,994)	31,080	372,710	(15,048)
Other invested assets	$657,047	$(32,960)	$421,466	$(296,993)	$31,080	$779,640	$(39,383)
Funds held–directly managed	$2,067	$238	$268	$(2,573)	$—	$—	$—
Total	$1,400,281	$(22,474)	$476,761	$(323,673)	$56,434	$1,587,329	$(37,647)

(1)
Settlements and sales of Equities, Other invested assets, and Funds held–directly managed included sales of $16 million, $248 million and $3 million, respectively. Sales of Other invested assets of $248 million included sales of derivatives of $16 million, corporate loans of $107 million, notes and loan receivables and notes securitization of $96 million, and private equities of $29 million.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2019 and 2018 were as follows (fair value in thousands of U.S. dollars):

December 31, 2019	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$143,427	Discounted cash flow	Credit spreads	-0.1% – 9.6% (3.5%)
Asset backed securities	18,228	Discounted cash flow	Credit spreads	4.7% (4.7%)
Equities
Insurance	9,403	Weighted market comparables	Revenue multiple	2.6x (2.6x)
			Adjusted earnings multiple	7.7x (7.7x)
			Liquidity discount	30.0% (30.0%)
Other invested assets
Total return swaps, net	(1,514)	Discounted cash flow	Credit spreads	2.3% – 24.0% (16.9%)
Insurance-linked securities – longevity swaps	2,728	Discounted cash flow	Credit spreads	1.9% (1.9%)
Insurance-linked securities – pandemic swaps	(1,871)	Discounted cash flow	Credit spreads	56.2% (56.2%)
Notes and loans receivables	2,153	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value ratios	1.1 (1.1)
Note securitization	932	Discounted cash flow	Credit spreads	1.2% (1.2%)
Private equity – other	15,800	Discounted cash flow	Effective yield	3.0% (3.0%)
Private equity – funds	167,804	Lag reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	1.9% – 15.0% (9.7%)

December 31, 2018	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$120,898	Discounted cash flow	Credit spreads	0.2% – 10.2% (4.3%)
Asset backed securities	17,596	Discounted cash flow	Credit spreads	6.7% (6.7%)
Equities
Finance(1)	13,710	Lag reported market value	Transaction price	12.0 (12.0)
Technology	12,256	Reported market value	Tangible book value multiple	1.0 (1.0)
Other invested assets
Total return swaps, net	(1,535)	Discounted cash flow	Credit spreads	2.5% – 23.0% (16.0%)
Insurance-linked securities – longevity swaps	2,824	Discounted cash flow	Credit spreads	2.6% (2.6%)
Insurance-linked securities – pandemic swaps	(1,301)	Discounted cash flow	Credit spreads	27.3% (27.3%)
Insurance-linked securities – weather index swap	(1,267)	Proprietary option model	Index value (temperature)	80.7 – 3,293.8 (175.3)
Notes and loans receivable	2,660	Discounted cash flow	Credit spreads	41.5% – 41.9% (41.5%)
Notes and loans receivable	2,688	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value ratios	1.1 (1.1)
Note securitization	1,159	Discounted cash flow	Credit spreads	0.8% (0.8%)
Private equity – direct	1,889	Weighted market comparables	Revenue multiple	1.1 (1.1)
			Adjusted earnings multiple	9.8 (9.8)
			Liquidity discount	30% (30%)
Private equity – funds	14,438	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-6.5% (-6.5%)
Private equity – other	19,997	Discounted cash flow	Effective yield	4.1% (4.1%)

(1) During 2018, the Company sold a portion of its investment and used the arm's length transaction price as an estimate of the fair value of the remaining holdings.

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	2019	2018	2017
Fixed maturities and short-term investments	$190,343	$(150,926)	$124,033
Equities	403,011	2,791	60,460
Other invested assets	50,857	(12,987)	28,144
Funds held–directly managed (1)	—	(6,484)	(5,612)
Total	$644,211	$(167,606)	$207,025